Income taxes	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income taxes
22.	Income taxes

	2021	2020	2019
Current taxes expense -
Current period	$(8,892)	$(14,032)	$(55,847)
Adjustment for prior period	2,397	162	693

	$(6,495)	$(13,870)	$(55,154)
Deferred taxes expenses -
Origination and reversal of temporary differences	(3,991)	37,587	8,717

Total income tax	$(10,486)	$23,717	$(46,437)

As of December 31, 2021, the Panamanian subsidiaries calculated income tax in accordance with the traditional method.
As of December 31, 2020, the company in Panama generated tax losses and calculated the income tax based on CAIR. In August 2021, the Company was authorized by Panamanian tax authority for the non-application
of CAIR and the provision was reversed.
In accordance with current tax regulations in Panama, income tax returns are subject to review by the tax authorities for up to the last three (3) years, including the ending period on December 31, 2021.

During the year 2021, the deferred tax balances have been
re-measured
as a result of the change in Colombia’s income tax rate, 35% for the taxable year from 2022, according to the law N°2155 published on September 14, 2021. Deferred tax expected to reverse in the year 2022, has been measured using the effective rate that will apply for Copa Airlines (25%),
AeroRepública
(35%) and OVAL (21%)
The balances of deferred taxes are as follows:

	Statement		Statement of
	of financial position		profit or loss
	2021	2020	2021	2020	2019
Deferred tax liabilities

Maintenance deposits	$(17,918)	$(23,891)	$(5,973)	$(5,972)	$—
Prepaid dividend tax	(2,003)	—	2,003	(7,403)	(1,456)
Property and equipment	1,502	2,108	606	(5,004)	(4,500)
Other	(1,879)	(1,500)	379	(3,190)	(1)
Set off tax	1,516	1,093	(423)	362	414

	$(18,782)	$(22,190)	$(3,408)	$(21,207)	$(5,543)
Deferred tax assets
Provision for return conditions	$8,564	$12,665	$4,101	$(2,570)	$(2,959)
Air traffic liability	2,462	2,486	24	(447)	(247)
Other provisions	2,109	624	(1,485)	6,202	(2,139)
Tax loss	16,577	20,913	4,336	(19,203)	2,585
Set off tax	(1,516)	(1,093)	423	(362)	(414)

	$28,196	$35,595	$7,399	$(16,380)	$(3,174)

	$9,414	$13,405	$3,991	$(37,587)	$(8,717)

At December 31, 2021, the deferred tax assets include tax losses carried forward of $10.5 million in Copa Airlines and $6.0 million in
AeroRepública
(December 2020: $11.8 million and $9.1 million respectively). The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary.
Tax losses in Panama can be used for 5 years from the year the loss is incurred. The Company started utilizing these losses in 2021 and plans to continue using them until 2025. The Company plans to use the tax losses of
AeroRepública
within the next four years beginning in 2021.
At December 31,
2021
the aggregate amount of temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have been recognized, is $33.5 million (2020: Null).
Reconciliation of the effective tax rate is as follows:

	Tax rate	2021	Tax rate	2020	Tax rate	2019
Net profit (loss)		$43,844		$(607,062)		$247,002
Total income tax expense		10,486		(23,717)		46,437

Profit excluding income tax		54,330		(630,779)		293,439

Income taxes at Panamanian statutory rates	25.0%	13,583	25.0%	(157,695)	25.0%	73,360

Stations - Taxable / Panama	15.4%	8,379	(13.2%)	83,071	(13.7%)	(40,205)
Stations - Taxable / Non Panama	10.3%	5,605	(1.5%)	9,850	2.4%	7,043
Stations - Non Taxable / Non Panama	(27.0%)	(14,684)	(5.3%)	33,728	(4.9%)	(14,444)
Dividend tax	0.0%	—	(1.2%)	7,491	7.2%	21,376
(Over) under provided in prior periods	(4.4%)	(2,397)	0.0%	(162)	(0.2%)	(693)

Provision for income taxes	(19.3%)	$10,486	3.8%	$(23,717)	15.8%	$46,437